USAA
EAGLE
LOGO (R)
USAA GROWTH FUND
USAA GROWTH & INCOME FUND
SUPPLEMENT DATED JUNE 4, 2010
TO EACH FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2009

The following information supersedes certain information in the Growth and Growth & Income Funds’ (the Funds) Prospectuses and Statement of Additional Information (SAI).

Effective June 4, 2010, Aziz V. Hamzaogullari succeeds Mark B. Baribeau, Pamela N. Czekanski, and Richard D. Skaggs as sole portfolio manager of the Loomis Sayles portion of the USAA Funds. The information relating to Messrs. Baribeau and Skaggs and Ms. Czekanski found in the Funds’ Prospectuses and SAI is hereby deleted. As of June 4, 2010, Mr. Hamzaogullari did not manage any other accounts or own any shares of the Funds.

Mr. Hamzaogullari may follow a different investment approach to buying and selling securities than the previous management team. Loomis Sayles’ portion of each Fund’s portfolio will be realigned to match this investment approach, which may cause the Funds to experience increased transactions costs and shareholders to incur increased taxes on their investment in the Funds during this period.

The information relating to Loomis Sayles under “How are the decisions to buy and sell securities made?” is replaced with the following:

Loomis Sayles

Loomis Sayles normally invests across a wide range of sectors and industries. Loomis Sayles employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

Loomis Sayles will consider selling a portfolio investment when the portfolio manager believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager’s investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which the portfolio manager deems appropriate.

The information relating to Loomis Sayles under the “PORTFOLIO MANAGERS” section is replaced with the following:

Aziz V. Hamzaogullari began managing the Fund in June 2010, when he joined Loomis Sayles as a vice president and lead portfolio manager of the Loomis Sayles’ domestic large-cap growth strategies. Prior to joining Loomis Sayles, Mr. Hamzaogullari was managing director and senior portfolio manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010. He was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Education: B.S. in management, Bilkent University, Turkey; and M.B.A., George Washington University. He holds the designation of Chartered Financial Analyst and has over 17 years of investment management experience.

94279-0610

USAA
EAGLE
LOGO (R)
USAA GROWTH FUND INSTITUTIONAL SHARES
SUPPLEMENT DATED JUNE 4, 2010
TO THE FUND’S PROSPECTUS
DATED DECEMBER 1, 2009

The following information supersedes certain information in the Growth Fund Institutional Shares’ (the Fund) Prospectus.

Effective June 4, 2010, Aziz V. Hamzaogullari succeeds Mark B. Baribeau, Pamela N. Czekanski, and Richard D. Skaggs as sole portfolio manager of the Loomis Sayles portion of the USAA Funds.

Mr. Hamzaogullari may follow a different investment approach to buying and selling securities than the previous management team. Loomis Sayles’ portion of each Fund’s portfolio will be realigned to match this investment approach, which may cause the Funds to experience increased transactions costs and shareholders to incur increased taxes on their investment in the Funds during this period.

The information relating to Loomis Sayles under “How are the decisions to buy and sell securities made?” is replaced with the following:

Loomis Sayles

Loomis Sayles normally invests across a wide range of sectors and industries. Loomis Sayles employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

Loomis Sayles will consider selling a portfolio investment when the portfolio manager believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager’s investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which the portfolio manager deems appropriate.

The information relating to Loomis Sayles under the “PORTFOLIO MANAGERS” section is replaced with the following:

Aziz V. Hamzaogullari began managing the Fund in June 2010, when he joined Loomis Sayles as a vice president and lead portfolio manager of the Loomis Sayles’ domestic large-cap growth strategies. Prior to joining Loomis Sayles, Mr. Hamzaogullari was managing director and senior portfolio manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010. He was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Education: B.S. in management, Bilkent University, Turkey; and M.B.A., George Washington University. He holds the designation of Chartered Financial Analyst and has over 17 years of investment management experience.